Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITY - 0.4%
STORE Master Funding I-VII
Series 2018-1A, Class A1,
3.96%, 10/20/2048 (A)	$ 385,537	$ 406,672

Total Asset-Backed Security (Cost $385,437)		406,672

CORPORATE DEBT SECURITIES - 23.8%
Banks - 12.9%
BAC Capital Trust XIV
3-Month LIBOR + 0.40%, 4.00% (B), 08/17/2020 (C)	726,000	671,913
Bank of America Corp.
CPI-YoY + 1.10%, 1.43% (B), 11/19/2024, MTN	1,000,000	1,035,000
4.18%, 11/25/2027, MTN	528,000	608,435
Fixed until 04/24/2037, 4.24% (B), 04/24/2038	782,000	986,241
Barclays Bank PLC
CPI-YoY + 1.00%, 1.33% (B), 05/22/2023, MTN	2,600,000	2,601,300
BBVA Bancomer SA
Fixed until 01/18/2028, 5.13% (B), 01/18/2033 (A)	321,000	301,743
BNP Paribas SA
Fixed until 06/09/2025, 2.22% (B), 06/09/2026 (A)	206,000	214,560
Citigroup, Inc.
4.65%, 07/23/2048	1,380,000	1,939,663
Corestates Capital II
3-Month LIBOR + 0.65%, 0.93% (B), 01/15/2027 (A)	269,000	240,435
Credit Agricole SA
Fixed until 06/16/2025, 1.91% (B), 06/16/2026 (A)	250,000	257,057
Fixed until 01/10/2028, 4.00% (B), 01/10/2033 (A)	701,000	789,357
Danske Bank A/S
Fixed until 12/20/2024, 3.24% (B), 12/20/2025 (A)	200,000	214,457
HSBC Holdings PLC
Fixed until 06/04/2031, 2.85% (B)	569,000	597,887
JPMorgan Chase & Co.
Fixed until 05/13/2030, 2.96% (B), 05/13/2031	144,000	156,843
Natwest Group PLC
Fixed until 03/08/2022, 2.00% (B), 03/08/2023, MTN (D)	EUR 800,000	964,695
Fixed until 11/01/2024, 3.75% (B), 11/01/2029	$ 381,000	399,024
Truist Bank
2.25%, 03/11/2030	266,000	281,026
UniCredit SpA
Fixed until 06/30/2030, 5.46% (B), 06/30/2035 (A)	621,000	641,333
Zions Bancorp NA
3.25%, 10/29/2029	288,000	288,403

		13,189,372

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets - 1.3%
Goldman Sachs Group, Inc.
Fixed until 11/10/2022 (C), 5.00% (B) (E)	$ 702,000	$ 665,145
Morgan Stanley
CPI-YoY + 2.00%, 2.33% (B), 04/25/2023, MTN	201,000	207,533
CPI-YoY + 2.00%, 2.65% (B), 06/09/2023, MTN	442,000	441,447

		1,314,125

Chemicals - 0.2%
Dow Chemical Co.
5.25%, 11/15/2041	198,000	250,287

Food Products - 0.5%
General Mills, Inc.
2.88%, 04/15/2030	99,000	110,963
Smithfield Foods, Inc.
5.20%, 04/01/2029 (A)	371,000	413,530

		524,493

Insurance - 0.7%
Hartford Financial Services Group, Inc.
3-Month LIBOR + 2.13%, 2.52% (B), 02/12/2067 (A)	898,000	718,400

Machinery - 0.2%
CNH Industrial NV
3.85%, 11/15/2027, MTN (E)	180,000	194,876

Metals & Mining - 2.6%
Glencore Funding LLC
4.00%, 04/16/2025 (A)	226,000	246,657
Newcrest Finance Pty, Ltd.
4.20%, 05/13/2050 (A)	115,000	140,748
5.75%, 11/15/2041 (A)	446,000	617,643
Newmont Corp.
2.25%, 10/01/2030	303,000	320,137
Nucor Corp.
2.70%, 06/01/2030	85,000	92,161
Reliance Steel & Aluminum Co.
2.15%, 08/15/2030 (F)	55,000	55,265
Steel Dynamics, Inc.
3.25%, 01/15/2031	92,000	100,515
3.45%, 04/15/2030	65,000	72,898
Teck Resources, Ltd.
3.90%, 07/15/2030 (A)	149,000	154,139
6.13%, 10/01/2035	684,000	800,383
Vale Overseas, Ltd.
3.75%, 07/08/2030	88,000	94,465

		2,695,011

Multi-Utilities - 0.2%
WEC Energy Group, Inc.
3-Month LIBOR + 2.11%, 2.50% (B), 05/15/2067	219,000	170,719

Oil, Gas & Consumable Fuels - 4.5%
Apache Corp.
4.25%, 01/15/2030	300,000	288,840
BP Capital Markets America, Inc.
3.00%, 02/24/2050	533,000	574,170

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Cenovus Energy, Inc.
4.25%, 04/15/2027	$ 397,000	$ 377,397
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029 (A)	99,000	104,674
Enable Midstream Partners, LP
4.95%, 05/15/2028	253,000	243,363
Enbridge, Inc.
Fixed until 07/15/2027, 5.50% (B), 07/15/2077	731,000	687,140
Energy Transfer Operating, LP
5.80%, 06/15/2038	315,000	324,392
Fixed until 02/15/2023 (C), 6.25% (B) (E)	691,000	491,474
EnLink Midstream Partners, LP
Fixed until 12/15/2022 (C), 6.00% (B)	133,000	50,540
Enterprise Products Operating LLC
3.20%, 02/15/2052	247,000	245,339
Fixed until 08/16/2027, 5.25% (B), 08/16/2077	243,000	227,813
Kinder Morgan, Inc.
3.25%, 08/01/2050 (F)	180,000	177,116
MPLX, LP
4.25%, 12/01/2027	346,000	375,676
Fixed until 02/15/2023 (C), 6.88% (B)	348,000	304,825
Noble Energy, Inc.
3.85%, 01/15/2028	113,000	129,058

		4,601,817

Pharmaceuticals - 0.3%
Upjohn, Inc.
3.85%, 06/22/2040 (A)	282,000	320,687

Transportation Infrastructure - 0.3%
Penske Truck Leasing Co., LP / PTL Finance Corp.
3.35%, 11/01/2029 (A)	264,000	274,234

Wireless Telecommunication Services - 0.1%
T-Mobile USA, Inc.
4.38%, 04/15/2040 (A)	116,000	141,626

Total Corporate Debt Securities (Cost $23,445,576)		24,395,647

FOREIGN GOVERNMENT OBLIGATIONS - 21.3%
Australia - 2.8%
Australia Government Bond
0.75%, 11/21/2027 (D)	AUD 3,500,000	2,877,537

Canada - 3.1%
Canada Government Real Return Bond
4.25%, 12/01/2021	CAD 4,013,296	3,184,839

Italy - 2.8%
Italy Buoni Poliennali del Tesoro
0.55%, 05/21/2026 (D)	EUR 2,493,700	2,922,856

Mexico - 3.1%
Mexico Udibonos
Series S,
2.50%, 12/10/2020	MXN 17,799,426	805,417
4.50%, 12/04/2025	45,472,987	2,333,967

		3,139,384

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
New Zealand - 4.1%
New Zealand Government Inflation-Linked Bond
2.00%, 09/20/2025 (D)	NZD 5,150,000	$ 4,182,699

Spain - 1.1%
Spain Government Inflation-Linked Bond
0.30%, 11/30/2021	EUR 2,100	2,498
1.00%, 11/30/2030 (D)	834,960	1,147,573

		1,150,071

United Kingdom - 4.3%
U.K. Gilt Inflation-Linked
0.13%, 03/22/2024 - 03/22/2044 (D)	GBP 1,898,891	3,606,025
1.25%, 11/22/2032 (D)	397,005	845,883

		4,451,908

Total Foreign Government Obligations (Cost $21,810,025)		21,909,294

U.S. GOVERNMENT OBLIGATIONS - 53.4%
U.S. Treasury - 0.5%
U.S. Treasury Note
1.50%, 02/15/2030 (E)	$ 500,000	545,684

U.S. Treasury Inflation-Protected Securities - 52.9%
U.S. Treasury Inflation-Indexed Bond
0.75%, 02/15/2045	2,504,263	3,264,040
1.00%, 02/15/2046	2,055,952	2,843,883
1.38%, 02/15/2044	2,420,264	3,512,936
2.13%, 02/15/2040	830,368	1,288,121
2.38%, 01/15/2025	2,856,420	3,321,967
3.38%, 04/15/2032	1,733,364	2,645,772
3.88%, 04/15/2029	2,027,532	2,925,661
U.S. Treasury Inflation-Indexed Note
Zero Coupon, 04/15/2025 (E)	1,786,716	1,901,747
0.13%, 04/15/2021 - 01/15/2030	14,240,174	14,911,226
0.25%, 01/15/2025 - 07/15/2029	3,889,080	4,295,689
0.38%, 07/15/2023 - 07/15/2027	4,421,181	4,783,318
0.50%, 01/15/2028	1,559,160	1,745,200
0.63%, 04/15/2023 - 01/15/2026	5,899,940	6,350,343
1.13%, 01/15/2021	515,711	520,819

		54,310,722

Total U.S. Government Obligations (Cost $48,384,480)		54,856,406

	Shares	Value
PREFERRED STOCK - 0.1%
Banks - 0.1%
Banco Santander SA,
Series 6, 3-Month LIBOR + 0.52%, 4.00% (B)	3,100	71,300

Total Preferred Stock (Cost $74,547)		71,300

SHORT-TERM INVESTMENT COMPANY - 1.3%
Money Market Funds - 1.3%
State Street Institutional U.S. Government Money Market Fund, 0.09 (G)	1,342,116	1,342,116

Total Short-Term Investment Company (Cost $1,342,116)		1,342,116

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 3.4%
Securities Lending Collateral - 3.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.12% (G)	3,488,419	$ 3,488,419

Total Other Investment Company (Cost $3,488,419)		3,488,419

Total Investments (Cost $98,930,600)		106,469,854
Net Other Assets (Liabilities) - (3.7)%		(3,827,876)

Net Assets - 100.0%		$ 102,641,978

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPMS	10/22/2020	USD	1,434,084	AUD	2,017,000	$—	$(7,358)
JPMS	10/22/2020	USD	4,709,363	EUR	4,091,000	—	(118,145)
JPMS	10/22/2020	USD	4,145,669	GBP	3,250,000	—	(110,416)
JPMS	10/22/2020	USD	2,916,017	MXN	66,000,000	—	(18,551)
JPMS	10/22/2020	USD	2,730,197	NZD	4,117,800	—	(820)

Total						$—	$(255,290)

INVESTMENT VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Security	$—	$406,672	$—	$406,672
Corporate Debt Securities	—	24,395,647	—	24,395,647
Foreign Government Obligations	—	21,909,294	—	21,909,294
U.S. Government Obligations	—	54,856,406	—	54,856,406
Preferred Stock	71,300	—	—	71,300
Short-Term Investment Company	1,342,116	—	—	1,342,116
Other Investment Company	3,488,419	—	—	3,488,419

Total Investments	$4,901,835	$101,568,019	$—	$106,469,854

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (I)	$—	$(255,290)	$—	$(255,290)

Total Other Financial Instruments	$—	$(255,290)	$—	$(255,290)

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the total value of 144A securities is $6,197,952, representing 6.0% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of July 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2020, the total value of Regulation S securities is $16,547,268, representing 16.1% of the Fund’s net assets.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,416,024, collateralized by cash collateral of $3,488,419. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after July 31, 2020. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(G)	Rates disclosed reflect the yields at July 31, 2020.
(H)	There were no transfers in or out of Level 3 during the period ended July 31, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(I)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
NZD USD	New Zealand Dollar United States Dollar

COUNTERPARTY ABBREVIATION:

JPMS	JPMorgan Securities LLC

PORTFOLIO ABBREVIATIONS:

CPI-YoY	US Consumer Price Index Urban Consumers Year Over Year
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica Inflation Opportunities

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

The notes are an integral part of this report. Transamerica Funds	Page 5

Transamerica Inflation Opportunities

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

Investment companies: Certain investment companies are valued at the NAV of the underlying investments as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying investments and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The notes are an integral part of this report. Transamerica Funds	Page 6